Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000263159 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000263159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000263159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000263159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000263159 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000263159 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263159 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000263159 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000263159 [Member] | Domestic Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000263159 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263159 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263159 [Member] | International Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000263159 [Member] | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238923 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000238923 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000238923 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000238923 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000238923 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238923 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238923 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000238923 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000238923 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238923 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238923 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%